Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

Property and equipment, net, as of December 31, 2025 and 2024, consisted of the following:

	Estimated useful life	December 31, 2025	December 31, 2024
Equipment	3 to 10 years	$665,303	$11,286
Leasehold improvements	Lesser of lease term or estimated useful life	16,400	-
Less: Accumulated depreciation and amortization		(36,463)	-
Property and equipment, net		$645,240	$11,286

	For the Years Ended December 31,
	2025	2024
Depreciation expense	$36,463	$-